Submission	Sep. 30, 2026
Submission [Line Items]
Central Index Key	0002071166
Registrant Name	LORENZO DEVELOPMENTS INC.
Registration File Number	333-290068
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A